Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

The income tax expense of the Group is analyzed as follows:

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Current income tax	604	814	1,668
Deferred income tax (note b)	(70)	11	(65)
Total income tax expense	534	825	1,603

Summary of Reconciliation of Income Tax

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2022, 2023 and 2024, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Profit before income tax	4,373	6,045	8,712
Tax calculated at a tax rate of 25%	1,093	1,511	2,178
Effects of different tax rates applicable to different subsidiaries of the Group	(22)	(34)	(84)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(764)	(888)	(932)
Expense not deductible for tax purposes	222	187	39
Income not subject to tax	-	(1)	(61)
Unrecognized deferred income tax assets	44	32	69
Utilization of previously unrecognized tax assets	(33)	(45)	(52)
Withholding tax on the earnings remitted or expected to be remitted by subsidiaries	-	75	440
Others	(6)	(12)	6
	534	825	1,603

Summary of Profit Before Tax	The Group’s profit before tax consists of:

	Year ended December 31,
	2022 RMB’million	2023 RMB’million	2024 RMB’million
Non-PRC	219	311	578
PRC	4,154	5,734	8,134
	4,373	6,045	8,712

Summary of Deferred Tax Assets and Deferred Tax Liabilities

	As at December 31,
	2023	2024
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	144	158
Deferred revenue	17	29
Accruals	177	185
Lease liabilities	76	61
Others	13	50
Total deferred tax assets	427	483
Set-off of deferred tax assets pursuant to set-off provisions	(75)	(61)
Net deferred tax assets	352	422
The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	167	173
Right-of-use assets	72	58
Withholding tax on earnings expected to be remitted by subsidiaries	75	-
Others	-	28
Total deferred tax liabilities	314	259
Set-off of deferred tax liabilities pursuant to set-off provisions	(75)	(61)
Net deferred tax liabilities	239	198

Summary of Recovery of Deferred Income Tax

The recovery of deferred income tax:

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Gross deferred tax assets:
to be recovered after more than 12 months	33	29
to be recovered within 12 months	394	454
	427	483
Set-off of deferred tax assets pursuant to set-off provisions	(75)	(61)
Net deferred tax assets	352	422
Gross deferred tax liabilities:
to be recovered after more than 12 months	139	113
to be recovered within 12 months	175	146
	314	259
Set-off of deferred tax liabilities pursuant to set-off provisions	(75)	(61)
Net deferred tax liabilities	239	198

Summary of Movements of Deferred Income Tax Assets

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Lease liabilities	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2023	134	49	159	86	5	433
Credited/(charged) to income statement	10	(32)	18	(10)	8	(6)
At December 31, 2023	144	17	177	76	13	427
Credited/(charged) to income statement	14	12	8	(15)	37	56
At December 31, 2024	158	29	185	61	50	483

Disclosure of Movement of Deferred Income Tax Liabilities Explanatory

The movements of deferred income tax liabilities were as follows:

	Intangible assets	Right-of-use assets	Withholding tax on the earnings expected to be remitted by subsidiaries	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2023	215	82	-	-	297
(Credited)/charged to income statement	(60)	(10)	75	-	5
Business combinations	12	-	-	-	12
At December 31, 2023	167	72	75	-	314
(Credited)/charged to income statement	(23)	(14)	-	28	(9)
Withholding tax paid	-	-	(75)	-	(75)
Business combinations	29	-	-	-	29
At December 31, 2024	173	58	-	28	259